Preferred Stock (Narrative) (Detail)							9 Months Ended		12 Months Ended
	Jul. 03, 2018 USD ($) shares	Apr. 24, 2018 USD ($) shares	Mar. 01, 2018 USD ($) $ / shares shares	Jan. 30, 2018 USD ($)	May 01, 2017 Director Individual Vacancy $ / shares shares	Aug. 07, 2015 USD ($)	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Jan. 03, 2018 $ / shares
Class of Stock [Line Items]
Proceeds from issuance of preferred stocks and warrants | $							$ 34,999,000	$ 540,500,000	$ 540,500,000
Sale of Equity, Refinancing Date					90 days
Related Party Transaction, Investment Agreement | $									33,333.33
Payments of Stock Issuance Costs | $						$ 200,000	1,120,000	16,112,000	16,112,000
Increase in fair value of preferred stock | $							$ 70,451,000	$ 10,716,000	18,387,000
Gain Loss On Repurchase Of Preferred Stock | $									$ 6,100,000
Proceeds from Issuance or Sale of Equity | $				$ 52,500,000
Number of Individuals Than Holders of Preferred Stock Have Right to Nominate | Individual					2
Number of Vacancies in the Board of Directors With Individuals Selected by Holders of Preferred Stock | Vacancy					2
Percentage of Equity Value of the Company That Holders of Preferred Stock Should Have For Preferred Requisite Vote, Minimum					5.00%
Number of Directors That Holders of Preferred Stock Can Nominate and Elect | Director					1
Number of Individuals To Act As Observers to Board of Directors | Individual					1
Sale of Stock, Number of Shares Issued in Transaction | shares							54,750
Preferred stock, liquidation preference (in dollars per share) | $ / shares										$ 1,000
Common Stock
Class of Stock [Line Items]
Terms of warrant					8 years
Warrant outstanding | shares					379,572
Exercise price of warrants (in dollars per share) | $ / shares					$ 0.01
Series E-1 Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Shares Issued | shares			54,750
Preferred stock, par value (in dollars per share) | $ / shares			$ 0.01							$ 0.01
Share issued, price per share (in dollars per share) | $ / shares							$ 1,000
Proceeds from Issuance or Sale of Equity | $							$ 17,500,000
Sale of Stock, Number of Shares Issued in Transaction | shares							17,500
Series E-1 Preferred Stock | 12 - 24 months from closing date
Class of Stock [Line Items]
Preferred stock, redemption price							103.50%
Series E-1 Preferred Stock | 0 - 12 months from closing date
Class of Stock [Line Items]
Preferred stock, redemption price							106.50%
Series E-1 Preferred Stock | London Interbank Offered Rate (LIBOR)
Class of Stock [Line Items]
Preferred stock, dividend rate, basis spread on variable rate							5.25%
Series E-1 Preferred Stock | E-1FirstTranche [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued | shares		18,228	17,500
Share issued, price per share (in dollars per share) | $ / shares			$ 1,000
Proceeds from Issuance or Sale of Equity | $		$ 17,500,000	$ 17,500,000
Series E-1 Preferred Stock | E-1SecondTrance [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued | shares			18,228
Share issued, price per share (in dollars per share) | $ / shares			$ 960
Series E-1 Preferred Stock | E-1ThirdTranche [Member]
Class of Stock [Line Items]
Preferred Stock, Shares Issued | shares			19,022
Share issued, price per share (in dollars per share) | $ / shares			$ 920
Series E-1 Preferred Stock, Option 2
Class of Stock [Line Items]
Share issued, price per share (in dollars per share) | $ / shares							$ 960
Sale of Stock, Number of Shares Issued in Transaction | shares							18,228
Series E-1 Preferred Stock, Option 3
Class of Stock [Line Items]
Share issued, price per share (in dollars per share) | $ / shares							$ 920
Proceeds from Issuance or Sale of Equity | $	$ 17,500,000
Sale of Stock, Number of Shares Issued in Transaction | shares	19,022						19,022